AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 96.1%
Communication Services - 2.3%
Live Nation Entertainment, Inc.*	87,440	$13,335,475
Take-Two Interactive Software, Inc.*	110,600	21,843,500

Total Communication Services		35,178,975
Consumer Discretionary - 9.8%
DoorDash, Inc., Class A*	133,270	20,010,490
Floor & Decor Holdings, Inc., Class A*,1	165,150	8,389,620
Flutter Entertainment PLC*	101,610	10,359,140
Genius Sports, Ltd. (United Kingdom)*,1	1,315,750	5,828,773
Norwegian Cruise Line Holdings, Ltd.*	265,209	4,959,408
O'Reilly Automotive, Inc.*	325,000	30,000,750
Ross Stores, Inc.	150,676	32,640,942
Tractor Supply Co.	521,148	23,608,004
Wyndham Hotels & Resorts, Inc.	136,266	11,068,887

Total Consumer Discretionary		146,866,014
Consumer Staples - 3.7%
BJ's Wholesale Club Holdings, Inc.*	148,092	14,575,215
Casey's General Stores, Inc.	21,778	15,851,335
Performance Food Group Co.*	287,015	24,585,705

Total Consumer Staples		55,012,255
Energy - 5.7%
Cameco Corp. (Canada)	141,170	15,332,474
Cheniere Energy, Inc.	136,690	38,787,154
Targa Resources Corp.	124,770	31,283,582

Total Energy		85,403,210
Financials - 5.9%
Brown & Brown, Inc.	145,703	9,501,292
Evercore, Inc., Class A	60,115	17,944,929
Interactive Brokers Group, Inc., Class A	514,116	34,481,760
Robinhood Markets, Inc., Class A*	131,430	9,108,099
TPG, Inc.	430,815	17,452,316

Total Financials		88,488,396
Health Care - 13.5%
Argenx SE, ADR (Netherlands)*	30,080	21,965,920
Cencora, Inc.	151,455	47,578,074
Encompass Health Corp.	133,420	12,905,717
IDEXX Laboratories, Inc.*	59,250	33,291,982
Insmed, Inc.*	211,687	34,615,058
Ionis Pharmaceuticals, Inc.*	101,884	7,650,470
Repligen Corp.*	77,830	9,169,931
Stevanato Group S.p.A. (Italy)	653,137	8,980,634
	Shares	Value

Veeva Systems, Inc., Class A*	143,125	$25,141,337

Total Health Care		201,299,123
Industrials - 25.9%
AMETEK, Inc.	76,480	16,394,253
Axon Enterprise, Inc.*	74,557	31,663,612
Carpenter Technology Corp.	102,710	40,483,147
Cintas Corp.	128,786	21,782,864
Comfort Systems USA, Inc.	26,476	36,510,139
Curtiss-Wright Corp.	58,434	39,800,566
EMCOR Group, Inc.	74,010	54,642,323
Esab Corp.	156,866	15,162,668
GFL Environmental, Inc. (Canada)	419,673	17,508,758
Karman Holdings, Inc.*,1	360,175	28,832,009
Loar Holdings, Inc.*	186,198	10,667,283
Regal Rexnord Corp.	111,454	20,870,876
Verisk Analytics, Inc.	120,220	22,811,745
Vertiv Holdings Co., Class A	81,842	20,507,968
Waste Connections, Inc. (Canada)	57,175	9,287,507

Total Industrials		386,925,718
Information Technology - 23.6%
Akamai Technologies, Inc.*	12,886	1,479,957
Amphenol Corp., Class A	94,670	11,961,555
Bentley Systems, Inc., Class B	335,358	11,777,773
Crowdstrike Holdings, Inc., Class A*	7,561	2,951,890
Dynatrace, Inc.*	452,085	16,718,103
Elastic, N.V.*	227,465	11,370,975
Fair Isaac Corp.*	14,679	15,670,420
JFrog, Ltd. *	561,674	26,359,361
Lattice Semiconductor Corp.*	336,330	31,197,971
MACOM Technology Solutions Holdings, Inc.*	57,990	12,877,839
Marvell Technology, Inc.	129,942	12,870,755
MKS, Inc.	104,340	23,978,375
Monolithic Power Systems, Inc.	48,990	53,563,217
Netskope, Inc., Class A*,1	745,128	6,326,137
Nice, Ltd., Sponsored ADR (Israel)*,1	98,478	10,858,184
Onto Innovation, Inc.*	29,348	6,018,394
Palo Alto Networks, Inc.*	184,000	29,498,880
Samsara, Inc., Class A*,1	463,250	14,680,393
ServiceTitan, Inc., Class A*,1	196,046	12,441,079
Snowflake, Inc.*	74,445	11,227,795
Trimble, Inc.*	250,980	16,371,425
Tyler Technologies, Inc.*	39,850	13,643,843

Total Information Technology		353,844,321

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 1.6%
James Hardie Industries PLC (Ireland)*	439,250	$8,319,395
Martin Marietta Materials, Inc.	25,730	15,146,736

Total Materials		23,466,131
Real Estate - 2.3%
CBRE Group, Inc., Class A*	167,240	22,654,330
CoStar Group, Inc.*	288,129	11,623,124

Total Real Estate		34,277,454
Utilities - 1.8%
NRG Energy, Inc.	186,280	27,222,959

Total Common Stocks (Cost $1,171,136,703)		1,437,984,556
Exchange Traded Funds - 1.5%
TimesSquare Quality Mid Cap Growth ETF*,2 (Cost $23,126,460)	1,206,700	21,688,381

	Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 0.7%[3]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $5,890,610 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $6,008,423)	$5,890,000	5,890,000
Jefferies LLC, dated 03/31/26, due 04/01/26, 3.680% total to be received $1,133,932 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 06/25/26 - 02/15/43, totaling $1,156,492)	1,133,816	1,133,816
	Principal Amount	Value

National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $629,013 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $641,527)	$628,948	$628,948
State of Wisconsin Investment Board, dated 03/31/26, due 04/01/26, 3.780% total to be received $2,819,082 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/56, totaling $2,870,658)	2,818,786	2,818,786

Total Joint Repurchase Agreements		10,471,550

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[4]	12,794,475	12,794,475
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[4]	19,191,712	19,191,712

Total Other Investment Companies		31,986,187

Total Short-Term Investments (Cost $42,457,737)		42,457,737
Total Investments - 100.4% (Cost $1,236,720,900)		1,502,130,674
Other Assets, less Liabilities - (0.4)%		(6,105,735)
Net Assets - 100.0%		$1,496,024,939

*	Non-income producing security.
[1]	Some of these securities, amounting to $43,060,738 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Affiliated issuer. See summary of affiliated investment transaction for details.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
The following schedule shows the value of affiliated investments at March 31, 2026
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value
TimesSquare Quality Mid Cap Growth ETF	1,206,700	$22,126,710	—	—	$(1,427,079)	—	$21,688,381

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,437,984,556	—	—	$1,437,984,556
Exchange Traded Funds	21,688,381	—	—	21,688,381
Short-Term Investments
Joint Repurchase Agreements	—	$10,471,550	—	10,471,550
Other Investment Companies	31,986,187	—	—	31,986,187
Total Investments in Securities	$1,491,659,124	$10,471,550	—	$1,502,130,674

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$43,060,738	$10,471,550	$31,667,864	$42,139,414
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/15/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.